Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of class of assets
	Rights and Concessions (*)	Software	Goodwill	Total
Balance at January 1, 2022	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Addition	898	181	−	1,079
Capitalized borrowing costs	−	11	−	11
Write-offs	(12)	(6)	−	(18)
Transfers	(11)	(1)	−	(12)
Signature Bonuses Transfers (**)	(1,177)	−	−	(1,177)
Amortization	(4)	(73)	−	(77)
Impairment recognition	−	(1)	−	(1)
Translation adjustment	134	20	2	156
Balance at December 31, 2022	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Estimated useful life in years	(***)	5	Indefinite

Balance at January 1, 2021	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization and impairment	(89)	(1,035)	−	(1,124)
Addition	106	165	−	271
Capitalized borrowing costs	−	5	−	5
Write-offs	(12)	(3)	−	(15)
Transfers	(94)	3	−	(91)
Signature Bonuses Transfers (**)	(11,629)	−	−	(11,629)
Amortization	(6)	(54)	−	(60)
Impairment reversal	−	1	−	1
Translation adjustment	(384)	(19)	(2)	(405)
Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Estimated useful life in years	(***)	5	Indefinite
(*) It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(**) Transfer to PP&E relating to Sépia, Atapu and Itapu in 2022 (Búzios in 2021).
(***) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.